6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vested or Expected to Vest
Number of Options	6,483,400	5,741,400	7,708,400	1,578,400
Exercisable Options
Aggregate Intrinsic Value	$ 1,518,880	$ 5,061,256	$ 418,000
Minimum [Member]
Vested or Expected to Vest
Exercise Price	$ 0.10	$ 0.10
Maximum [Member]
Vested or Expected to Vest
Exercise Price	$ 1.85	$ 1.85
Range 1
Vested or Expected to Vest
Exercise Price	$ 0.10	$ 0.10
Number of Options	1,795,000	1,800,000
Weighted Average Exercise Price Per Share	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Life (Years)	1 year 10 months 13 days	2 years 10 months 17 days
Aggregate Intrinsic Value	987,250	2,376,000
Exercisable Options
Number of Shares Exercisable	1,795,000	1,706,250
Weighted Average Exercise Price Per Share	$ 0.10	$ 0.1
Weighted Average Remaining Contractual Life (Years)	1 year 10 months 13 days	2 years 10 months 17 days
Aggregate Intrinsic Value	987,250	2,252,250
Range 2
Vested or Expected to Vest
Exercise Price	$ 0.37
Number of Options	58,000
Weighted Average Exercise Price Per Share	$ 0.37
Weighted Average Remaining Contractual Life (Years)	7 years 8 months 9 days
Aggregate Intrinsic Value	16,240
Exercisable Options
Number of Shares Exercisable	38,000
Weighted Average Exercise Price Per Share	$ 0.37
Weighted Average Remaining Contractual Life (Years)	8 years 1 month 28 days
Aggregate Intrinsic Value	10,640
Range 3
Vested or Expected to Vest
Exercise Price	$ 0.42	$ 0.42
Number of Options	63,000	63,000
Weighted Average Exercise Price Per Share	$ 0.42	$ 0.42
Weighted Average Remaining Contractual Life (Years)	6 years 4 days	7 years 4 days
Aggregate Intrinsic Value	14,490	63,000
Exercisable Options
Number of Shares Exercisable	63,000	63,000
Weighted Average Exercise Price Per Share	$ 0.42	$ 0.42
Weighted Average Remaining Contractual Life (Years)	6 years 4 days	7 years 4 days
Aggregate Intrinsic Value	14,490	63,000
Range 4
Vested or Expected to Vest
Exercise Price	$ 0.43
Number of Options	100,000
Weighted Average Exercise Price Per Share	$ 0.43
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 10 days
Aggregate Intrinsic Value	22,000
Exercisable Options
Number of Shares Exercisable	0
Weighted Average Exercise Price Per Share	$ 0.43
Aggregate Intrinsic Value	0
Range 5
Vested or Expected to Vest
Exercise Price	$ 0.50	$ 0.50
Number of Options	3,710,000	3,310,000
Weighted Average Exercise Price Per Share	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Life (Years)	4 years	4 years 4 months
Aggregate Intrinsic Value	556,500	3,045,200
Exercisable Options
Number of Shares Exercisable	3,376,666	2,830,835
Weighted Average Exercise Price Per Share	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 12 days	4 years 4 months 13 days
Aggregate Intrinsic Value	506,500	2,604,368
Range 6
Vested or Expected to Vest
Exercise Price	$ 0.69
Number of Options	100,000
Weighted Average Exercise Price Per Share	$ 0.69
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 16 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	100,000
Weighted Average Exercise Price Per Share	$ 0.69
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 16 days
Aggregate Intrinsic Value	0
Range 7
Vested or Expected to Vest
Exercise Price	$ 1.21
Number of Options	579,000
Weighted Average Exercise Price Per Share	$ 1.21
Weighted Average Remaining Contractual Life (Years)	9 years 25 days
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	497,750
Weighted Average Exercise Price Per Share	$ 1.21
Weighted Average Remaining Contractual Life (Years)	9 years 22 days
Aggregate Intrinsic Value	0
Range 8
Vested or Expected to Vest
Exercise Price	$ 1.85	$ 1.85
Number of Options	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	9 months	1 year 9 months
Aggregate Intrinsic Value	0	0
Exercisable Options
Number of Shares Exercisable	78,400	78,400
Weighted Average Exercise Price Per Share	$ 1.85	$ 1.85
Weighted Average Remaining Contractual Life (Years)	9 months	1 year 9 months
Aggregate Intrinsic Value	0	0
Range Totals
Vested or Expected to Vest
Exercise Price
Number of Options	6,483,400	5,741,400
Weighted Average Exercise Price Per Share	$ 0.47	$ 0.40
Weighted Average Remaining Contractual Life (Years)	4 years 14 days	3 years 10 months 20 days
Aggregate Intrinsic Value	1,596,480	5,862,000
Exercisable Options
Number of Shares Exercisable	5,948,816	4,879,265
Weighted Average Exercise Price Per Share	$ 0.46	$ 0.39
Weighted Average Remaining Contractual Life (Years)	3 years 6 months 22 days	3 years 10 months 6 days
Aggregate Intrinsic Value	1,518,880	5,061,256
Range 9
Vested or Expected to Vest
Exercise Price		$ 0.57
Number of Options		400,000
Weighted Average Exercise Price Per Share		$ 0.57
Weighted Average Remaining Contractual Life (Years)		4 years 7 months 13 days
Aggregate Intrinsic Value		340,000
Exercisable Options
Number of Shares Exercisable		133,280
Weighted Average Exercise Price Per Share		$ 0.57
Weighted Average Remaining Contractual Life (Years)		4 years 7 months 13 days
Aggregate Intrinsic Value		113,288
Range 10
Vested or Expected to Vest
Exercise Price		$ 1.00
Number of Options		90,000
Weighted Average Exercise Price Per Share		$ 1.00
Weighted Average Remaining Contractual Life (Years)		4 years 1 month 20 days
Aggregate Intrinsic Value		37,800
Exercisable Options
Number of Shares Exercisable		67,500
Weighted Average Exercise Price Per Share		$ 1.00
Weighted Average Remaining Contractual Life (Years)		4 years 1 month 20 days
Aggregate Intrinsic Value		$ 28,350